Income taxes - Components of income tax expense/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense/(benefit):
Germany	€ 26,239	€ 3,729	€ (362)
Other countries	65	1	117
Current income tax expense/(benefit)	26,304	3,730	(245)
Deferred income tax expense/(benefit):
Germany	(19,763)	8,914	(8,165)
Other countries	29	(58)	(84)
Deferred income tax expense/(benefit)	(19,734)	8,856	(8,249)
Income tax expense/(benefit)	€ 6,570	€ 12,586	€ (8,494)